VANECK DIGITAL TRANSFORMATION ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.1%
Australia: 4.5%
Iris Energy Ltd. (USD) *	442,806	$2,063,476
Bermuda: 5.3%
Hive Blockchain Technologies Ltd. (USD) * †	522,318	2,418,332
Canada: 11.1%
Bitfarms Ltd. (USD) *	1,431,713	2,104,618
Hut 8 Mining Corp. (USD) *	898,217	2,964,116
		5,068,734
China: 4.0%
BC Technology Group Ltd. (HKD) *	290,500	61,535
Canaan, Inc. (ADR) * †	830,832	1,769,672
		1,831,207
Germany: 6.3%
Bitcoin Group SE	42,722	1,060,845
Northern Data AG * †	75,147	1,840,128
		2,900,973
Singapore: 5.7%
Bitdeer Technologies Group A (USD) * †	230,615	2,582,888
United States: 61.2%
Applied Digital Corp. *	221,499	2,071,016
Bakkt Holdings, Inc. * †	791,938	974,084
Bit Digital, Inc. * †	568,617	2,308,585
Block, Inc. *	43,036	2,864,907
	Number of Shares	Value
United States (continued)
Cipher Mining, Inc. * †	544,154	$1,556,280
Cleanspark, Inc. *	407,308	1,747,351
Coinbase Global, Inc. *	53,148	3,802,740
Galaxy Digital Holdings Ltd. (CAD) * †	451,350	1,954,457
Marathon Digital Holdings, Inc. *	222,352	3,081,800
MicroStrategy, Inc. *	8,513	2,915,021
Riot Platforms, Inc. *	220,553	2,606,936
Terawulf, Inc. *	1,121,347	1,962,357
		27,845,534
Total Common Stocks (Cost: $38,596,364)		44,711,144

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 14.1%
Money Market Fund: 14.1% (Cost: $6,426,093)
State Street Navigator Securities Lending Government Money Market Portfolio	6,426,093	6,426,093
Total Investments: 112.2% (Cost: $45,022,457)		51,137,237
Liabilities in excess of other assets: (12.2)%		(5,559,259)
NET ASSETS: 100.0%		$45,577,978

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,391,134.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	76.0%	$33,992,577
Financials	24.0	10,718,567
	100.0%	$44,711,144
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